INCOME TAXES (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Current taxes
Deferred taxes:
Canada
United States						(2,755)
Total deferred tax benefit						(2,755)
Total income tax benefit						$ (2,755)